Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31, 2020	December 31, 2019
Deferred tax assets:
Net-operating loss carryforwards	$2,008,000	$1,267,000
Stock-based compensation	688,000	307,000
Accrued payroll	297,000	197,000
R&D credit	10,000	10,000
Other	77,000	45,000
Total deferred tax assets	3,080,000	1,826,000
Valuation allowance	(3,080,000)	(1,826,000)
Net deferred tax asset	$—	$—

Schedule of reconciliation of the federal statutory tax rate and the effective tax rates
	December 31, 2020	December 31, 2019
Federal statutory rate	21.0%	21.0%
Increase (decrease) in tax expense at federal statutory rate
Change in valuation allowance	-21.0%	-20.9%
Other	-	-0.1%
Effective tax rate	0.0%	0.0%